Intangible Assets - Schedule of Movements of Accumulated Amortization of Intangible Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 699,344	$ 718,683
Ending, balances	693,790	699,344
Software or computer programs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	142,536	140,180
Ending, balances	158,677	142,536
Goodwill from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	492,512	492,512
Ending, balances	492,512	492,512
Other intangible assets arising from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	64,296	85,991
Ending, balances	42,601	64,296
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(250,259)	(201,482)
Amortization for the year	(54,716)	(55,791)
Exchange differences	7,728	(994)
Others	5,221	8,008
Ending, balances	(292,026)	(250,259)
Accumulated depreciation, amortisation and impairment [member] | Software or computer programs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(125,511)	(98,429)
Amortization for the year	(33,021)	(34,096)
Exchange differences	7,728	(994)
Others	5,221	8,008
Ending, balances	(145,583)	(125,511)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets arising from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(124,748)	(103,053)
Amortization for the year	(21,695)	(21,695)
Ending, balances	$ (146,443)	$ (124,748)